Securities at amortized cost - Details of securities at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 28,268,516	$ 22,431,770	₩ 17,086,274
Securities at amortised cost and held to maturity investments category [Member] | Korean treasury and government agencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	10,083,951		8,882,500
Securities at amortised cost and held to maturity investments category [Member] | Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	10,283,631		1,835,947
Securities at amortised cost and held to maturity investments category [Member] | Corporates [Member]
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	6,237,547		5,818,646
Securities at amortised cost and held to maturity investments category [Member] | Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	1,671,772		554,416
Securities at amortised cost and held to maturity investments category [Member] | Allowance for credit losses
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ (8,385)		₩ (5,235)